Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Free Shares (Details)	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided (in shares)	36,690	0
Total number of AGA definitively vested (in shares)	0	0
Total number of BSAAR subscribed (in shares)	35,070	71,760	71,760
AGA D
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period	From 30/03/2021 to 31/03/2024
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 4.00
Expected dividends	0.00%
Expected volatility		51.00%
Risk-free interest rate	(0.59%)
Turnover rate	0.00%
AGA S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period		From 17/03/2021 to 31/03/2024
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares		€ 4.15
Expected dividends		0.00%
Expected volatility		51.00%
Risk-free interest rate		(0.59%)
Turnover rate		0.00%
AGA D and S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period	From 14/10/2022 to 16/10/2025		From 18/07/2019 to 16/09/2022		From 18/07/2019 to 16/09/2022
Valuation method used	Monte Carlo			Monte Carlo	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 4.08		€ 17.06		€ 20.02
Expected dividends	0.00%		0.00%		0.00%
Expected volatility	50.00%			40.20%	38.00%
Risk-free interest rate	2.24%		0.00%		0.00%
Turnover rate	0.00%		0.00%		15.00%
AGA D and S 2017-1 and 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period						From 06/12/2017 to 31/12/2020
Valuation method used						Monte Carlo
Price of the share at the time of allocation | € / shares						€ 21.95
Expected dividends						0.00%
Expected volatility						53.70%
Risk-free interest rate						0.00%
Turnover rate						15.00%
AGA D and S 2016-1 and 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period							From 15/12/2016 to 15/12/2019
Valuation method used							Monte Carlo
Price of the share at the time of allocation | € / shares							€ 20.78
Expected dividends							0.00%
Expected volatility							63.00%
Risk-free interest rate							0.00%
Turnover rate							15.00%
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided (in shares)	38,229	81,964
Total number of BSAAR subscribed (in shares)	805,181	634,035	514,124
Acquisition period	Du 17/10/2022 au 17/10/2025
Valuation method used	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	209,375	201,875
AGA D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	20,000
Total number of BSAAR subscribed (in shares)	20,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	20,000
AGA S 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	32,400	32,400
Total number of BSAAR voided (in shares)	2,700	3,400
Total number of BSAAR subscribed (in shares)	26,300	29,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		32,400
AGA S 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	39,200
Total number of BSAAR voided (in shares)	300
Total number of BSAAR subscribed (in shares)	38,900
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	39,200
AGA D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	15,000	15,000
Total number of BSAAR subscribed (in shares)	15,000	15,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		15,000
A G A S2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	17,556	17,556
Total number of BSAAR voided (in shares)		1,548
Total number of AGA definitively vested (in shares)	10,782
Total number of BSAAR subscribed (in shares)	0	10,782	12,330
A G A D2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	19,070	19,070
Total number of BSAAR voided (in shares)	4,356	2,642
Total number of AGA definitively vested (in shares)	8,712
Total number of BSAAR subscribed (in shares)	0	13,068	15,710
A G A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided (in shares)	7,356	7,590
Total number of AGA definitively vested (in shares)	19,494	0
Total number of BSAAR subscribed (in shares)	100,200	67,850	28,040
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	59,200	47,400